Intangible Asset Acquisition and Cross License Agreement (Details) (USD $)	12 Months Ended	66 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2013 item	Jul. 31, 2013	Mar. 31, 2011 Patents	Jul. 31, 2013 Patents	Jul. 31, 2012 Patents	Jul. 31, 2013 Engineering and quality documentation	Jul. 31, 2013 Asset purchase of SECTA technology accounted for as an asset acquisition	Mar. 24, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition
Intangible Asset Acquisition and Cross License Agreement disclosures
Scheduled payments to Inovio for assets accounted for as an asset acquisition								$ 3,000,000
Consideration received							0
Fees for sublicense, maximum (as a percent)	10.00%
Royalty on net sales, maximum (as a percent)	10.00%
Number of licensors of Inovio that Company will pay under the license	1
Intangible assets, estimated fair value				3,000,000		0
Intangible assets, relative fair value	2,962,000	2,962,000
Discount	174,000
Purchase price allocation of assets acquired
Intangible assets - patents accounted for as an asset acquisition				2,788,154
Tangible assets - machinery, property and inventory, accounted for as an asset acquisition	38,000	38,000
Accumulated amortization				1,626,000	929,000
Weighted average remaining amortization period for patents			4 years	1 year 8 months 1 day
Amortization expense				697,000	682,000
Estimated amortization expense for 2014	697,000	697,000
Estimated amortization expense for 2015	465,000	465,000
Impairment charges		$ (9,000)